FAIR VALUE MEASUREMENT - Level 3 Roll Forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Threshold tenor of repo curves to classify certain reverse repos to Level 3	5 years
Trading account assets and liabilities
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	$ (2,661)	$ (991)
Net realized/unrealized gains (losses) included in earnings	(787)	(1,149)
Transfers into Level 3	(38)	(749)
Transfers out of Level 3	141	461
Purchases	914	710
Sales	(577)	(503)
Settlements	779	(440)
Balance at end of period, asset (liability), net	(2,229)	(2,661)
Unrealized gains (losses) still held	767	(1,175)
Trading account assets and liabilities | Interest rate contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(211)	839
Net realized/unrealized gains (losses) included in earnings	(492)	(818)
Transfers into Level 3	(124)	24
Transfers out of Level 3	15	(98)
Purchases	24	113
Sales	141	(162)
Settlements	152	(109)
Balance at end of period, asset (liability), net	(495)	(211)
Unrealized gains (losses) still held	553	(414)
Trading account assets and liabilities | Foreign exchange contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	778	695
Net realized/unrealized gains (losses) included in earnings	(245)	92
Transfers into Level 3	(11)	47
Transfers out of Level 3	27	(39)
Purchases	393	59
Sales	(381)	(59)
Settlements	59	(17)
Balance at end of period, asset (liability), net	620	778
Unrealized gains (losses) still held	(12)	56
Trading account assets and liabilities | Equity contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(863)	(858)
Net realized/unrealized gains (losses) included in earnings	148	482
Transfers into Level 3	(126)	(916)
Transfers out of Level 3	66	766
Purchases	496	435
Sales	(334)	(279)
Settlements	(187)	(493)
Balance at end of period, asset (liability), net	(800)	(863)
Unrealized gains (losses) still held	41	(274)
Trading account assets and liabilities | Commodity contracts
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(1,622)	(1,393)
Net realized/unrealized gains (losses) included in earnings	(753)	(338)
Transfers into Level 3	214	92
Transfers out of Level 3	(28)	(12)
Purchases	0	0
Sales	0	0
Settlements	328	29
Balance at end of period, asset (liability), net	(1,861)	(1,622)
Unrealized gains (losses) still held	(257)	(174)
Trading account assets and liabilities | Credit derivatives
Fair value, Derivative assets (liabilities) measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset (liability), net	(743)	(274)
Net realized/unrealized gains (losses) included in earnings	555	(567)
Transfers into Level 3	9	4
Transfers out of Level 3	61	(156)
Purchases	1	103
Sales	(3)	(3)
Settlements	427	150
Balance at end of period, asset (liability), net	307	(743)
Unrealized gains (losses) still held	442	(369)
Interest-bearing deposits
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	486	890
Net realized/unrealized gains (losses) included in earnings, liabilities	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	10	357
Transfers into Level 3, liabilities	1	5
Transfers out of Level 3, liabilities	(1)	(12)
Purchases, liability	0	0
Issuance, liability	36	127
Sales, liability	0	0
Settlements, liability	(78)	(167)
Balance at end of period, liability	434	486
Unrealized gains (losses) still held, liabilities	(154)	(69)
Federal funds purchased and securities loaned or sold under agreements to repurchase
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	1,043	902
Net realized/unrealized gains (losses) included in earnings, liabilities	(23)	(6)
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	0
Transfers into Level 3, liabilities	0	54
Transfers out of Level 3, liabilities	0	0
Purchases, liability	0	78
Issuance, liability	0	0
Sales, liability	302	220
Settlements, liability	(121)	(217)
Balance at end of period, liability	1,247	1,043
Unrealized gains (losses) still held, liabilities	134	(34)
Trading account liabilities | Securities sold, not yet purchased
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	424	590
Net realized/unrealized gains (losses) included in earnings, liabilities	88	(81)
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	0
Transfers into Level 3, liabilities	311	79
Transfers out of Level 3, liabilities	(231)	(111)
Purchases, liability	0	0
Issuance, liability	0	0
Sales, liability	385	534
Settlements, liability	(602)	(749)
Balance at end of period, liability	199	424
Unrealized gains (losses) still held, liabilities	(25)	(58)
Short-term borrowings
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	344	29
Net realized/unrealized gains (losses) included in earnings, liabilities	11	(31)
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	0
Transfers into Level 3, liabilities	23	323
Transfers out of Level 3, liabilities	(30)	(12)
Purchases, liability	0	0
Issuance, liability	1	49
Sales, liability	0	0
Settlements, liability	(318)	(76)
Balance at end of period, liability	9	344
Unrealized gains (losses) still held, liabilities	(4)	(8)
Long-term debt
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	7,290	7,621
Net realized/unrealized gains (losses) included in earnings, liabilities	539	109
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	0	49
Transfers into Level 3, liabilities	2,311	2,701
Transfers out of Level 3, liabilities	(3,958)	(4,206)
Purchases, liability	0	0
Issuance, liability	3,407	3,893
Sales, liability	0	0
Settlements, liability	(1,560)	(2,561)
Balance at end of period, liability	6,951	7,290
Unrealized gains (losses) still held, liabilities	(347)	(446)
Other financial liabilities
Fair value, liabilities measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, liability	7	10
Net realized/unrealized gains (losses) included in earnings, liabilities	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, liabilities	(11)	(5)
Transfers into Level 3, liabilities	10	7
Transfers out of Level 3, liabilities	(4)	(3)
Purchases, liability	(5)	(2)
Issuance, liability	5	1
Sales, liability	2	(3)
Settlements, liability	(12)	(8)
Balance at end of period, liability	14	7
Unrealized gains (losses) still held, liabilities	(4)	(4)
Federal funds sold and securities borrowed or purchased under agreements to resell
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	3,398	3,566
Net realized/unrealized gains (losses) included in principal transactions	(147)	(61)
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	279	84
Transfers out of Level 3, assets	(2,856)	(8)
Purchases, assets	784	75
Issuance, assets	0	0
Sales, assets	0	0
Settlements, assets	(121)	(258)
Balance at end of period, asset	1,337	3,398
Unrealized gains (losses) still held, assets	(5)	133
Trading non-derivative assets
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	15,357	15,260
Net realized/unrealized gains (losses) included in principal transactions	1,265	1,653
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	3,777	5,165
Transfers out of Level 3, assets	(6,281)	(5,535)
Purchases, assets	12,631	17,516
Issuance, assets	51	26
Sales, assets	(14,125)	(18,292)
Settlements, assets	(257)	(436)
Balance at end of period, asset	12,418	15,357
Unrealized gains (losses) still held, assets	103	374
Trading non-derivative assets | U.S. government-sponsored agency guaranteed
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,085	1,094
Net realized/unrealized gains (losses) included in principal transactions	24	117
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	872	854
Transfers out of Level 3, assets	(1,277)	(966)
Purchases, assets	796	714
Issuance, assets	0	26
Sales, assets	(756)	(695)
Settlements, assets	0	(59)
Balance at end of period, asset	744	1,085
Unrealized gains (losses) still held, assets	(4)	8
Trading non-derivative assets | Mortgage-backed securities - Residential
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,680	2,854
Net realized/unrealized gains (losses) included in principal transactions	254	457
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	370	442
Transfers out of Level 3, assets	(480)	(514)
Purchases, assets	1,574	2,582
Issuance, assets	0	0
Sales, assets	(3,072)	(3,141)
Settlements, assets	0	0
Balance at end of period, asset	1,326	2,680
Unrealized gains (losses) still held, assets	(101)	132
Trading non-derivative assets | Mortgage-backed securities - Commercial
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	440	256
Net realized/unrealized gains (losses) included in principal transactions	18	17
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	252	187
Transfers out of Level 3, assets	(157)	(376)
Purchases, assets	697	758
Issuance, assets	0	0
Sales, assets	(733)	(402)
Settlements, assets	0	0
Balance at end of period, asset	517	440
Unrealized gains (losses) still held, assets	(7)	(4)
Trading non-derivative assets | Mortgage-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	4,205	4,204
Net realized/unrealized gains (losses) included in principal transactions	296	591
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	1,494	1,483
Transfers out of Level 3, assets	(1,914)	(1,856)
Purchases, assets	3,067	4,054
Issuance, assets	0	26
Sales, assets	(4,561)	(4,238)
Settlements, assets	0	(59)
Balance at end of period, asset	2,587	4,205
Unrealized gains (losses) still held, assets	(112)	136
Trading non-derivative assets | U.S. Treasury and federal agency securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	0	0
Net realized/unrealized gains (losses) included in principal transactions	0	3
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	2	0
Transfers out of Level 3, assets	(1)	0
Purchases, assets	1	7
Issuance, assets	0	0
Sales, assets	(1)	(10)
Settlements, assets	0	0
Balance at end of period, asset	1	0
Unrealized gains (losses) still held, assets	0	0
Trading non-derivative assets | State and municipal securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	241	222
Net realized/unrealized gains (losses) included in principal transactions	0	10
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	67	150
Transfers out of Level 3, assets	(35)	(105)
Purchases, assets	183	34
Issuance, assets	0	0
Sales, assets	(105)	(70)
Settlements, assets	0	0
Balance at end of period, asset	351	241
Unrealized gains (losses) still held, assets	(7)	1
Trading non-derivative assets | Foreign government
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	206	416
Net realized/unrealized gains (losses) included in principal transactions	(10)	(56)
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	53	130
Transfers out of Level 3, assets	(100)	(253)
Purchases, assets	271	676
Issuance, assets	0	0
Sales, assets	(169)	(707)
Settlements, assets	(54)	0
Balance at end of period, asset	197	206
Unrealized gains (losses) still held, assets	6	5
Trading non-derivative assets | Corporate
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	820	1,835
Net realized/unrealized gains (losses) included in principal transactions	111	(127)
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	186	465
Transfers out of Level 3, assets	(288)	(502)
Purchases, assets	802	1,988
Issuance, assets	0	0
Sales, assets	(1,244)	(2,839)
Settlements, assets	(11)	0
Balance at end of period, asset	376	820
Unrealized gains (losses) still held, assets	(29)	(139)
Trading non-derivative assets | Equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,219	1,057
Net realized/unrealized gains (losses) included in principal transactions	547	87
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	344	142
Transfers out of Level 3, assets	(371)	(209)
Purchases, assets	1,377	1,437
Issuance, assets	0	0
Sales, assets	(432)	(295)
Settlements, assets	0	0
Balance at end of period, asset	3,684	2,219
Unrealized gains (losses) still held, assets	464	337
Trading non-derivative assets | Asset-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	3,294	4,342
Net realized/unrealized gains (losses) included in principal transactions	141	876
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	663	158
Transfers out of Level 3, assets	(282)	(332)
Purchases, assets	4,426	3,893
Issuance, assets	0	0
Sales, assets	(5,503)	(5,643)
Settlements, assets	0	0
Balance at end of period, asset	2,739	3,294
Unrealized gains (losses) still held, assets	(174)	3
Trading non-derivative assets | Other debt securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	4,372	3,184
Net realized/unrealized gains (losses) included in principal transactions	180	269
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	968	2,637
Transfers out of Level 3, assets	(3,290)	(2,278)
Purchases, assets	2,504	5,427
Issuance, assets	51	0
Sales, assets	(2,110)	(4,490)
Settlements, assets	(192)	(377)
Balance at end of period, asset	2,483	4,372
Unrealized gains (losses) still held, assets	(45)	31
Investments
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	6,273	7,902
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(46)	344
Transfers into Level 3	1,156	1,304
Transfers out of Level 3, assets	(1,230)	(1,110)
Purchases, assets	1,890	3,183
Issuance, assets	0	0
Sales, assets	(2,126)	(2,838)
Settlements, assets	(858)	(2,512)
Balance at end of period, asset	5,059	6,273
Unrealized gains (losses) still held, assets	(78)	5
Investments | U.S. government-sponsored agency guaranteed
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	38	187
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	29	52
Transfers into Level 3	171	60
Transfers out of Level 3, assets	(118)	(203)
Purchases, assets	62	17
Issuance, assets	0	0
Sales, assets	(43)	(73)
Settlements, assets	0	(2)
Balance at end of period, asset	139	38
Unrealized gains (losses) still held, assets	(2)	(8)
Investments | Mortgage-backed securities - Residential
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	8	102
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(1)	33
Transfers into Level 3	4	31
Transfers out of Level 3, assets	0	(2)
Purchases, assets	11	17
Issuance, assets	0	0
Sales, assets	(18)	(173)
Settlements, assets	0	0
Balance at end of period, asset	4	8
Unrealized gains (losses) still held, assets	0	0
Investments | Mortgage-backed securities - Commercial
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1	0
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	(6)
Transfers into Level 3	4	4
Transfers out of Level 3, assets	(3)	(7)
Purchases, assets	0	10
Issuance, assets	0	0
Sales, assets	0	0
Settlements, assets	0	0
Balance at end of period, asset	2	1
Unrealized gains (losses) still held, assets	0	0
Investments | Mortgage-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	47	289
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	28	79
Transfers into Level 3	179	95
Transfers out of Level 3, assets	(121)	(212)
Purchases, assets	73	44
Issuance, assets	0	0
Sales, assets	(61)	(246)
Settlements, assets	0	(2)
Balance at end of period, asset	145	47
Unrealized gains (losses) still held, assets	(2)	(8)
Investments | U.S. Treasury and federal agency securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	6	8
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	0
Transfers into Level 3	0	0
Transfers out of Level 3, assets	0	0
Purchases, assets	6	0
Issuance, assets	0	0
Sales, assets	(8)	(2)
Settlements, assets	0	0
Balance at end of period, asset	4	6
Unrealized gains (losses) still held, assets	0	0
Investments | State and municipal securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	2,180	1,643
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(23)	(64)
Transfers into Level 3	834	811
Transfers out of Level 3, assets	(721)	(584)
Purchases, assets	842	923
Issuance, assets	0	0
Sales, assets	(671)	(549)
Settlements, assets	(249)	0
Balance at end of period, asset	2,192	2,180
Unrealized gains (losses) still held, assets	9	49
Investments | Foreign government
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	678	344
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	45	(27)
Transfers into Level 3	(5)	286
Transfers out of Level 3, assets	(270)	(105)
Purchases, assets	601	851
Issuance, assets	0	0
Sales, assets	(519)	(490)
Settlements, assets	(270)	(181)
Balance at end of period, asset	260	678
Unrealized gains (losses) still held, assets	(1)	(17)
Investments | Corporate
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	672	285
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(7)	(6)
Transfers into Level 3	15	26
Transfers out of Level 3, assets	(52)	(143)
Purchases, assets	144	728
Issuance, assets	0	0
Sales, assets	(134)	(218)
Settlements, assets	(35)	0
Balance at end of period, asset	603	672
Unrealized gains (losses) still held, assets	(4)	(4)
Investments | Equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	681	815
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(22)	111
Transfers into Level 3	12	19
Transfers out of Level 3, assets	(14)	(19)
Purchases, assets	7	10
Issuance, assets	0	0
Sales, assets	(540)	(255)
Settlements, assets	0	0
Balance at end of period, asset	124	681
Unrealized gains (losses) still held, assets	(120)	(78)
Investments | Asset-backed securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	549	1,960
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(17)	41
Transfers into Level 3	45	0
Transfers out of Level 3, assets	(58)	(47)
Purchases, assets	202	95
Issuance, assets	0	0
Sales, assets	(125)	(195)
Settlements, assets	0	(1,305)
Balance at end of period, asset	596	549
Unrealized gains (losses) still held, assets	14	(18)
Investments | Other debt securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	0	50
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	0	(1)
Transfers into Level 3	0	0
Transfers out of Level 3, assets	0	0
Purchases, assets	10	116
Issuance, assets	0	0
Sales, assets	(10)	(115)
Settlements, assets	0	(50)
Balance at end of period, asset	0	0
Unrealized gains (losses) still held, assets	0	0
Investments | Non-marketable equity securities
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,460	2,508
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(50)	211
Transfers into Level 3	76	67
Transfers out of Level 3, assets	6	0
Purchases, assets	5	416
Issuance, assets	0	0
Sales, assets	(58)	(768)
Settlements, assets	(304)	(974)
Balance at end of period, asset	1,135	1,460
Unrealized gains (losses) still held, assets	26	81
Loans
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	3,108	4,143
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	(303)	(233)
Transfers into Level 3	689	92
Transfers out of Level 3, assets	(805)	6
Purchases, assets	1,190	951
Issuance, assets	461	197
Sales, assets	(807)	(895)
Settlements, assets	(1,367)	(1,153)
Balance at end of period, asset	2,166	3,108
Unrealized gains (losses) still held, assets	24	37
Mortgage servicing rights
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	1,845	2,718
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	110	(390)
Transfers into Level 3	0	0
Transfers out of Level 3, assets	0	0
Purchases, assets	0	0
Issuance, assets	214	217
Sales, assets	(38)	(317)
Settlements, assets	(350)	(383)
Balance at end of period, asset	1,781	1,845
Unrealized gains (losses) still held, assets	(390)	(390)
Other financial assets measured on a recurring basis
Fair value, assets measured on recurring basis, level 3 fair-value category reconciliation
Balance at beginning of period, asset	78	181
Net realized/unrealized gains (losses) included in principal transactions	0	0
Net realized/unrealized gains (losses) included in locations other than principal transactions, assets	100	100
Transfers into Level 3	201	(83)
Transfers out of Level 3, assets	(66)	0
Purchases, assets	6	3
Issuance, assets	208	178
Sales, assets	(85)	(18)
Settlements, assets	(262)	(283)
Balance at end of period, asset	180	78
Unrealized gains (losses) still held, assets	$ 582	$ 14